Quarterly Holdings Report
for

Fidelity® New Millennium Fund®

August 31, 2019

NMF-QTLY-1019
1.805750.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 1.8%
Cogent Communications Group, Inc.	153,600	$9,353
Verizon Communications, Inc.	736,500	42,835
		52,188
Entertainment - 0.4%
Trion World, Inc. (a)(b)(c)	1,062,359	0
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	3,848,154	11,698
		11,698
Media - 2.8%
Comcast Corp. Class A	1,602,200	70,913
Sinclair Broadcast Group, Inc. Class A	229,400	10,224
		81,137
Wireless Telecommunication Services - 0.9%
Sprint Corp. (a)	3,771,200	25,606

TOTAL COMMUNICATION SERVICES		170,629

CONSUMER DISCRETIONARY - 10.5%
Automobiles - 1.5%
Fiat Chrysler Automobiles NV	1,421,300	18,676
General Motors Co.	481,300	17,851
Tesla, Inc. (a)	22,800	5,144
		41,671
Hotels, Restaurants & Leisure - 0.9%
ARAMARK Holdings Corp.	243,200	9,937
Drive Shack, Inc. (a)	2,114,780	9,961
Wynn Resorts Ltd.	56,700	6,246
		26,144
Household Durables - 1.5%
D.R. Horton, Inc.	372,700	18,437
Newell Brands, Inc.	510,900	8,481
NVR, Inc. (a)	4,730	17,023
		43,941
Internet & Direct Marketing Retail - 0.7%
The Booking Holdings, Inc. (a)	9,800	19,271
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(b)(c)(e)	66,000	1,725
Multiline Retail - 1.1%
Dollar General Corp.	143,300	22,368
Dollar Tree, Inc. (a)	95,100	9,656
		32,024
Specialty Retail - 2.9%
Aston Martin Lagonda Global Holdings PLC (a)(f)	760,100	4,445
AutoZone, Inc. (a)	12,300	13,551
Best Buy Co., Inc.	90,400	5,754
IAA Spinco, Inc. (a)	225,000	10,991
National Vision Holdings, Inc. (a)	357,700	10,144
Tiffany & Co., Inc.	145,500	12,349
TJX Companies, Inc.	491,700	27,029
		84,263
Textiles, Apparel & Luxury Goods - 1.8%
Allbirds, Inc. (b)(c)	4,447	206
Brunello Cucinelli SpA	822,600	25,531
PVH Corp.	131,400	9,960
Tapestry, Inc.	413,100	8,531
Under Armour, Inc. Class A (sub. vtg.) (a)(g)	440,600	8,200
		52,428

TOTAL CONSUMER DISCRETIONARY		301,467

CONSUMER STAPLES - 6.7%
Beverages - 0.3%
Diageo PLC sponsored ADR	56,000	9,592
Food & Staples Retailing - 3.0%
Kroger Co.	308,400	7,303
Performance Food Group Co. (a)	316,800	14,823
U.S. Foods Holding Corp. (a)	347,500	14,056
Walmart, Inc.	448,500	51,246
		87,428
Food Products - 1.1%
Danone SA	180,300	16,153
Greencore Group PLC	5,662,061	14,461
		30,614
Household Products - 1.1%
Procter & Gamble Co.	265,200	31,885
Personal Products - 1.2%
Edgewell Personal Care Co. (a)	387,000	10,774
Unilever NV	373,400	23,169
		33,943

TOTAL CONSUMER STAPLES		193,462

ENERGY - 9.5%
Energy Equipment & Services - 1.2%
Borr Drilling Ltd. (a)	816,640	4,553
Oceaneering International, Inc. (a)	546,052	7,077
Odfjell Drilling Ltd. (a)	4,359,224	12,103
Pacific Drilling SA (a)	394,783	2,400
TechnipFMC PLC	302,000	7,502
		33,635
Oil, Gas & Consumable Fuels - 8.3%
BP PLC sponsored ADR	699,373	25,842
Cabot Oil & Gas Corp.	627,400	10,741
Cheniere Energy, Inc. (a)	222,000	13,256
Exxon Mobil Corp.	1,183,100	81,019
GasLog Ltd.	438,641	5,395
Golar LNG Ltd.	665,200	7,789
Hess Corp.	574,200	36,146
Kosmos Energy Ltd.	2,934,000	18,543
The Williams Companies, Inc.	1,037,097	24,475
Valero Energy Corp.	202,200	15,222
		238,428

TOTAL ENERGY		272,063

FINANCIALS - 19.8%
Banks - 5.3%
Bank of America Corp.	2,704,600	74,404
HDFC Bank Ltd. sponsored ADR	141,300	15,232
Metro Bank PLC (a)(g)	732,337	2,395
PNC Financial Services Group, Inc.	225,500	29,074
SunTrust Banks, Inc.	275,012	16,916
Wintrust Financial Corp.	237,500	14,922
		152,943
Capital Markets - 2.6%
Goldman Sachs Group, Inc.	99,100	20,207
Northern Trust Corp.	147,800	12,996
The NASDAQ OMX Group, Inc.	189,400	18,910
TPG Specialty Lending, Inc.	1,062,349	22,022
		74,135
Consumer Finance - 0.2%
Shriram Transport Finance Co. Ltd.	485,400	6,563
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	315,700	64,217
Focus Financial Partners, Inc. Class A (a)	54,892	1,126
		65,343
Insurance - 7.1%
American International Group, Inc.	1,173,800	61,085
Arch Capital Group Ltd. (a)	728,200	28,764
Chubb Ltd.	237,409	37,102
First American Financial Corp.	252,100	14,735
FNF Group	609,700	26,790
Hiscox Ltd.	450,307	8,493
MetLife, Inc.	429,600	19,031
The Travelers Companies, Inc.	48,242	7,090
		203,090
Thrifts & Mortgage Finance - 2.3%
Housing Development Finance Corp. Ltd.	395,168	11,981
MGIC Investment Corp.	1,208,134	15,283
Radian Group, Inc.	1,722,123	38,834
		66,098

TOTAL FINANCIALS		568,172

HEALTH CARE - 11.6%
Biotechnology - 1.6%
Amgen, Inc.	214,700	44,791
Health Care Equipment & Supplies - 2.7%
Becton, Dickinson & Co.	108,500	27,550
Boston Scientific Corp. (a)	602,500	25,745
Danaher Corp.	169,000	24,013
		77,308
Health Care Providers & Services - 4.1%
Covetrus, Inc. (a)	116,480	1,548
CVS Health Corp.	280,000	17,058
Henry Schein, Inc. (a)	270,100	16,644
Notre Dame Intermedica Participacoes SA	1,052,460	14,253
Premier, Inc. (a)	222,100	7,831
UnitedHealth Group, Inc.	176,300	41,254
Universal Health Services, Inc. Class B	142,900	20,660
		119,248
Health Care Technology - 0.5%
Cerner Corp.	214,500	14,781
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	167,300	11,897
Avantor, Inc.	532,600	9,321
Bruker Corp.	295,800	12,770
		33,988
Pharmaceuticals - 1.5%
Catalent, Inc. (a)	230,493	12,156
Perrigo Co. PLC	272,800	12,762
Prestige Brands Holdings, Inc. (a)	278,300	8,872
Roche Holding AG (participation certificate)	39,120	10,690
		44,480

TOTAL HEALTH CARE		334,596

INDUSTRIALS - 12.7%
Aerospace & Defense - 5.0%
General Dynamics Corp.	208,300	39,842
Huntington Ingalls Industries, Inc.	143,400	29,971
Kratos Defense & Security Solutions, Inc. (a)	897,100	17,915
Northrop Grumman Corp.	117,900	43,372
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	58,589	12,538
Class C (a)(b)(c)	818	175
		143,813
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)(g)	122,900	8,709
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	225,000	5,976
Stericycle, Inc. (a)	185,600	8,332
U.S. Ecology, Inc.	148,756	9,010
		23,318
Electrical Equipment - 0.4%
Melrose Industries PLC	5,399,728	11,889
Industrial Conglomerates - 4.1%
General Electric Co.	14,258,200	117,633
Machinery - 0.6%
Donaldson Co., Inc.	263,800	12,757
Pentair PLC	148,600	5,338
		18,095
Marine - 0.5%
Goodbulk Ltd. (a)(c)	959,290	12,935
Road & Rail - 1.0%
Knight-Swift Transportation Holdings, Inc. Class A	406,286	13,871
Lyft, Inc. (g)	294,644	14,429
		28,300

TOTAL INDUSTRIALS		364,692

INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 1.8%
Cisco Systems, Inc.	830,700	38,885
Telefonaktiebolaget LM Ericsson (B Shares)	1,555,200	12,170
		51,055
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	259,882	22,750
Keysight Technologies, Inc. (a)	146,700	14,209
		36,959
IT Services - 2.5%
Akamai Technologies, Inc. (a)	227,600	20,286
Euronet Worldwide, Inc. (a)	67,600	10,352
Fidelity National Information Services, Inc.	170,300	23,198
Fiserv, Inc. (a)	1	0
Leidos Holdings, Inc.	231,200	20,198
		74,034
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	114,800	12,608
NVIDIA Corp.	111,200	18,627
		31,235
Software - 1.4%
Black Knight, Inc. (a)	640,649	39,880

TOTAL INFORMATION TECHNOLOGY		233,163

MATERIALS - 2.8%
Chemicals - 1.2%
International Flavors & Fragrances, Inc. (g)	136,400	14,970
LG Chemical Ltd.	18,930	5,169
Nutrien Ltd.	191,020	9,620
Olin Corp.	328,500	5,578
		35,337
Metals & Mining - 1.6%
Franco-Nevada Corp.	133,400	13,031
Newcrest Mining Ltd.	502,782	12,528
Novagold Resources, Inc. (a)	2,588,380	19,305
		44,864

TOTAL MATERIALS		80,201

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Cousins Properties, Inc.	209,088	7,255
Gaming & Leisure Properties	192,500	7,531
Healthcare Trust of America, Inc.	254,900	7,229
Simon Property Group, Inc.	93,200	13,881
Spirit Realty Capital, Inc.	353,260	16,935
VEREIT, Inc.	819,900	7,994
VICI Properties, Inc.	1,047,200	23,206
		84,031
UTILITIES - 3.1%
Electric Utilities - 2.8%
Alliant Energy Corp.	334,400	17,539
Duke Energy Corp.	347,200	32,199
IDACORP, Inc.	73,800	8,104
Southern Co.	403,000	23,479
		81,321
Independent Power and Renewable Electricity Producers - 0.3%
New Fortress Energy LLC	516,000	8,271

TOTAL UTILITIES		89,592

TOTAL COMMON STOCKS
(Cost $2,298,291)		2,692,068

Preferred Stocks - 1.5%
Convertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 1.1%
Leisure Products - 0.9%
Peloton Interactive, Inc.:
Series E (a)(b)(c)	923,284	19,647
Series F (b)(c)	298,932	6,361
		26,008
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc.:
Series A (b)(c)	1,755	81
Series B (b)(c)	308	14
Series C (b)(c)	2,947	137
Bolt Threads, Inc. Series D (a)(b)(c)	390,327	4,918
		5,150
TOTAL CONSUMER DISCRETIONARY		31,158
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
Butterfly Network, Inc. Series D (a)(b)(c)	658,083	11,095
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (a)(b)(c)	7,570	1,620

TOTAL CONVERTIBLE PREFERRED STOCKS		43,873

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (b)(c)	943	44
TOTAL PREFERRED STOCKS
(Cost $23,686)		43,917
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.0%
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Trion World, Inc. 8% 10/10/19 pay-in-kind (b)(c)(h)(i)	474	0
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling Second Lien Escrow Issuer Ltd. 12% 4/1/24 pay-in-kind (f)(i)	190	135
TOTAL CORPORATE BONDS
(Cost $667)		135
	Shares	Value (000s)

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)	6,453,247	543
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (b)(c)(d)	5,578,431	3,626
TOTAL OTHER
(Cost $8,378)		4,169

Money Market Funds - 5.4%
Fidelity Cash Central Fund 2.13% (j)	119,987,086	120,011
Fidelity Securities Lending Cash Central Fund 2.13% (j)(k)	35,373,726	35,377
TOTAL MONEY MARKET FUNDS
(Cost $155,388)		155,388
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $2,486,410)		2,895,677
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(19,834)
NET ASSETS - 100%		$2,875,843

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $74,428,000 or 2.6% of net assets.

 (c) Level 3 security

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,580,000 or 0.2% of net assets.

 (g) Security or a portion of the security is on loan at period end.

 (h) Non-income producing - Security is in default.

 (i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$244
Allbirds, Inc.	10/9/18	$52
Allbirds, Inc. Series A	10/9/18	$96
Allbirds, Inc. Series B	10/9/18	$17
Allbirds, Inc. Series C	10/9/18	$162
Bolt Threads, Inc. Series D	12/13/17	$6,261
Butterfly Network, Inc. Series D	5/4/18	$6,759
New Academy Holding Co. LLC unit	8/1/11	$6,956
Peloton Interactive, Inc. Series E	3/31/17	$5,000
Peloton Interactive, Inc. Series F	8/30/18	$4,317
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$5,981
Space Exploration Technologies Corp. Class C	9/11/17	$110
Space Exploration Technologies Corp. Series H	8/4/17	$1,022
Trion World, Inc.	8/22/08 - 3/20/13	$5,798
Trion World, Inc. 8% 10/10/19 pay-in-kind	10/10/13 - 4/10/18	$473
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$2,799
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$5,577
WME Entertainment Parent, LLC Class A	8/16/16	$7,276

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,855
Fidelity Securities Lending Cash Central Fund	$526
Total	$2,381

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Legacy Reserves, Inc.	$12,054	$--	$556	$--	$(15,028)	$3,530	$--
Total	$12,054	$--	$556	$--	$(15,028)	$3,530	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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